LAWLER & ASSOCIATES

a professional law corporation

1530 9th Avenue, S.E.

Calgary, Alberta T2G 0T7

Telephone: 403-693-8014

Facsimile: 403-272-3620

W. SCOTT LAWLER, ESQ.

      Admitted in California

Monday, October 25, 2004

Via Edgar and Overnight Courier

United States Securities and Exchange Commission

450 Fifth Street, N.W.,

Washington, D.C. 20549

Attention:   Mr. William C-L Friar – Senior Financial Analyst

Re:

Boomers’ Cultural Development, Inc.

Form SB-2, Amendment No. 1, filed October 6, 2004

File Number 333-118138

Dear Mr. Friar:

Please find enclosed herewith three (3) clean copies and three (3) redlined copies of Amendment No. 2 to Boomers Cultural Development Inc.’s registration statement on Form SB-2. The electronic copy of this Amendment No. 2 was filed via Edgar earlier today, with a submission date of October 26, 2004.

Below are the comments from your comment letter regarding Boomers’ Amendment No. 1 filing, each followed by Boomers’ responses thereto.

Plan of Operation – page 15

Comment:

We are unable to locate the revisions made in response to prior comment 15.  The paragraph appears to have been deleted rather than modified.  We feel it is important for investors to understand the company’s ability to fund itself over the next 12 months.  See Item 303(a)(1) of Regulation S-B.  Please address this issue throughout the filing where appropriate.  For example:

- Disclose in summary the amount that you believe you must raise in order to begin operations,

-  Also disclose how long you will be able to operate at this level of proceeds.  If you will not be able to operate for 12 months at this level, disclose how much you need to raise in this offering to operate for 12 months.

-  In addition assume that you are unable to raise this additional amount in this offering.  Disclose how you will raise this amount.  If you do not know how you would raise this amount you need to say so.

Related disclosure needs to be provided in other sections such as the risk factors section, use of proceeds section and plan of operations section.

Response:

We have amended the filing to include these disclosures in all of the appropriate sections throughout the document.

Financial Statements for the Year Ended February 29, 2004

Independent Auditors’ Report

Comment:

2.

Please file a revised audit report which refers to the PCAOB standards.  Issuing a consent constitutes a reissuance of your financial statements unless you are merely incorporation such statements by reference.  Refer to Release Nos.  33-8422; 34-49708; FR-73.

Response:

We have filed a revised audit report as required.

If you have any questions regarding any of the response provided herein, please feel free to contact me at 403.693.8014. We are looking forward to scheduling an effective date for this registration statement.

Sincerely,

/s/ W. Scott Lawler

W. Scott Lawler, Esq.